Fees and Expenses - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 35 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 46 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Class A	Class A1	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%	0.03%	0.08%
Expenses (as a percentage of Assets)	0.78%	0.63%	1.18%	0.48%	0.53%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN FEDERAL TAX-FREE INCOME FUND - USD ($)	Class A	Class A1	Class C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 452	$ 437	$ 220	$ 49	$ 54
Expense Example, with Redemption, 3 Years	615	569	375	154	170
Expense Example, with Redemption, 5 Years	792	713	650	269	297
Expense Example, with Redemption, 10 Years	$ 1,304	$ 1,132	$ 1,322	$ 604	$ 665

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	$ 1,322

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.99% of the average value of its portfolio.

Portfolio Turnover, Rate	9.99%